Labor Payable - Summary of Labor Payable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Description of labor payable [line items]
Salaries	R$ 11,345		R$ 14,227
Bonus and profit sharing payable	1,565		22,459
Social charges
FGTS	2,544		3,258
INSS - Social security	32,192		17,327
IRRF	1,914		2,879
Sundry taxes	6,398		7,622
Accrual for vacation pay and related charges	42,561		50,153
Total	R$ 98,519	R$ 117,925	R$ 117,925